JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.3%
AAR Corp.	48	859
Aerojet Rocketdyne Holdings, Inc. *	5	222
Moog, Inc., Class A	5	255
Park Aerospace Corp.	8	102
Vectrus, Inc. *	56	2,332

		3,770

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	11	185
Hub Group, Inc., Class A *	30	1,350

		1,535

Auto Components — 0.6%
Adient plc *	90	814
Dana, Inc.	117	910
Modine Manufacturing Co. *	8	26

		1,750

Banks — 7.2%
Ameris Bancorp	16	388
Bancorp, Inc. (The) *	71	431
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	69	1,176
Bar Harbor Bankshares	6	97
Business First Bancshares, Inc.	8	101
Capital Bancorp, Inc. *	5	68
Capstar Financial Holdings, Inc.	6	60
Cathay General Bancorp	12	274
Central Valley Community Bancorp	5	61
Community Trust Bancorp, Inc.	2	63
ConnectOne Bancorp, Inc.	93	1,252
Customers Bancorp, Inc. *	53	578
Enterprise Financial Services Corp.	2	64
Financial Institutions, Inc.	27	490
First BanCorp (Puerto Rico)	291	1,549
First Bank	7	47
First Business Financial Services, Inc.	7	106
First Choice Bancorp	2	28
First Community Bankshares, Inc.	5	118
First Hawaiian, Inc.	12	204
First Horizon National Corp.	230	1,856
First Internet Bancorp	3	44
Great Southern Bancorp, Inc.	4	154
Hancock Whitney Corp.	36	697
Hanmi Financial Corp.	50	542
Hilltop Holdings, Inc.	40	611
IBERIABANK Corp.	31	1,111
Investar Holding Corp.	9	120
Investors Bancorp, Inc.	321	2,563
Macatawa Bank Corp.	14	97
Metropolitan Bank Holding Corp. *	3	67
Northeast Bank	6	69
PacWest Bancorp	36	648
Popular, Inc. (Puerto Rico)	32	1,121
RBB Bancorp	7	97
Select Bancorp, Inc. *	19	143
Shore Bancshares, Inc.	9	99
Sierra Bancorp	4	77
Signature Bank	7	567
Sterling Bancorp	38	394
Umpqua Holdings Corp.	117	1,271
United Community Banks, Inc.	26	481
Wintrust Financial Corp.	28	913

		20,897

Biotechnology — 7.4%
Acorda Therapeutics, Inc. * (a)	13	12
Aduro Biotech, Inc. *	260	714
Akebia Therapeutics, Inc. *	48	366
Alector, Inc. *	41	977
Allogene Therapeutics, Inc. * (a)	38	739
AMAG Pharmaceuticals, Inc. * (a)	10	60
Amicus Therapeutics, Inc. *	81	751
AnaptysBio, Inc. *	69	978
Arrowhead Pharmaceuticals, Inc. *	43	1,234
Assembly Biosciences, Inc. *	37	549
Atara Biotherapeutics, Inc. *	7	63
Bluebird Bio, Inc. * (a)	6	263
Blueprint Medicines Corp. *	17	1,006
Bridgebio Pharma, Inc. * (a)	20	593
Catalyst Pharmaceuticals, Inc. * (a)	171	656
Coherus Biosciences, Inc. *	52	851
Concert Pharmaceuticals, Inc. *	27	237
Dicerna Pharmaceuticals, Inc. *	61	1,115
Esperion Therapeutics, Inc. * (a)	20	635
FibroGen, Inc. *	17	599
Gritstone Oncology, Inc. * (a)	12	68
Heron Therapeutics, Inc. * (a)	63	740
Homology Medicines, Inc. *	32	490
Immunomedics, Inc. *	67	905
Insmed, Inc. * (a)	37	591
Jounce Therapeutics, Inc. *	33	157
Kura Oncology, Inc. *	5	50
MeiraGTx Holdings plc * (a)	28	379
Principia Biopharma, Inc. *	1	77
Radius Health, Inc. *	4	57
REVOLUTION Medicines, Inc. *	12	267
Rhythm Pharmaceuticals, Inc. *	21	315
Sage Therapeutics, Inc. *	17	494
Sarepta Therapeutics, Inc. *	8	753
Sutro Biopharma, Inc. *	10	99
Syros Pharmaceuticals, Inc. * (a)	199	1,180
TCR2 Therapeutics, Inc. * (a)	20	153
Viela Bio, Inc. * (a)	25	946
Vir Biotechnology, Inc. * (a)	27	929
Xencor, Inc. * (a)	16	468
Y-mAbs Therapeutics, Inc. *	3	82

		21,598

Building Products — 1.1%
Builders FirstSource, Inc. *	77	947
CSW Industrials, Inc.	3	194
JELD-WEN Holding, Inc. *	12	121
Masonite International Corp. *	29	1,376
PGT Innovations, Inc. *	11	91
Quanex Building Products Corp.	30	306
Universal Forest Products, Inc.	5	168

		3,203

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	11	245
Blucora, Inc. *	61	732

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Cowen, Inc., Class A (a)	27	259
Federated Hermes, Inc., Class B	74	1,401
Focus Financial Partners, Inc., Class A *	52	1,187
Houlihan Lokey, Inc.	9	467
Piper Sandler Cos.	3	147
Stifel Financial Corp.	12	512
Virtus Investment Partners, Inc.	7	495

		5,445

Chemicals — 1.7%
FutureFuel Corp.	27	303
Koppers Holdings, Inc. *	68	835
Kraton Corp. *	43	351
Minerals Technologies, Inc.	11	392
Orion Engineered Carbons SA (Luxembourg)	88	658
PolyOne Corp.	48	918
Stepan Co.	4	358
Trinseo SA	30	546
Tronox Holdings plc, Class A	118	586
Valhi, Inc.	13	13

		4,960

Commercial Services & Supplies — 3.1%
ABM Industries, Inc.	36	867
ACCO Brands Corp.	192	972
Brink’s Co. (The)	2	83
Herman Miller, Inc.	24	533
HNI Corp.	44	1,113
Kimball International, Inc., Class B	59	703
Knoll, Inc.	88	911
Mobile Mini, Inc.	43	1,125
Quad/Graphics, Inc.	96	242
RR Donnelley & Sons Co.	335	321
Steelcase, Inc., Class A	87	855
UniFirst Corp.	8	1,239

		8,964

Communications Equipment — 0.8%
Cambium Networks Corp. *	97	546
Ciena Corp. *	9	354
Extreme Networks, Inc. *	132	408
KVH Industries, Inc. *	17	164
Lumentum Holdings, Inc. *	12	899

		2,371

Construction & Engineering — 2.2%
Comfort Systems USA, Inc.	20	736
EMCOR Group, Inc.	37	2,282
Great Lakes Dredge & Dock Corp. *	115	952
MasTec, Inc. *	52	1,713
Primoris Services Corp.	19	308
Sterling Construction Co., Inc. *	10	99
Tutor Perini Corp. * (a)	48	323

		6,413

Construction Materials — 0.2%
US Concrete, Inc.*	27	483

Consumer Finance — 0.1%
Enova International, Inc. *	17	249

Containers & Packaging — 0.1%
Myers Industries, Inc.	18	192

Diversified Consumer Services — 0.4%
American Public Education, Inc. *	12	280
Strategic Education, Inc.	5	741
WW International, Inc. *	16	269

		1,290

Diversified Financial Services — 0.0% (b)
On Deck Capital, Inc. *	73	112

Diversified Telecommunication Services — 0.5%
IDT Corp., Class B *	183	991
Ooma, Inc. *	45	541

		1,532

Electric Utilities — 1.1%
Genie Energy Ltd., Class B	11	76
IDACORP, Inc.	8	733
Portland General Electric Co.	34	1,611
Spark Energy, Inc., Class A (a)	126	788

		3,208

Electrical Equipment — 0.9%
Atkore International Group, Inc. *	80	1,692
Encore Wire Corp.	2	75
Generac Holdings, Inc. *	8	706
Powell Industries, Inc.	4	108

		2,581

Electronic Equipment, Instruments & Components — 3.9%
Benchmark Electronics, Inc.	63	1,254
Fabrinet (Thailand) *	48	2,609
Kimball Electronics, Inc. *	9	102
Methode Electronics, Inc.	70	1,844
Sanmina Corp. *	121	3,297
ScanSource, Inc. *	21	442
Tech Data Corp. *	7	890
Vishay Intertechnology, Inc.	62	891

		11,329

Energy Equipment & Services — 0.4%
NexTier Oilfield Solutions, Inc. *	90	105
Select Energy Services, Inc., Class A *	171	552
Solaris Oilfield Infrastructure, Inc., Class A (a)	73	385

		1,042

Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	10	118
American Assets Trust, Inc.	9	230
Armada Hoffler Properties, Inc.	118	1,266
Ashford Hospitality Trust, Inc.	137	101
Braemar Hotels & Resorts, Inc.	25	42
BRT Apartments Corp.	7	76
CatchMark Timber Trust, Inc., Class A	69	501
Chatham Lodging Trust	14	80
City Office REIT, Inc.	91	659
Community Healthcare Trust, Inc.	4	138
CorEnergy Infrastructure Trust, Inc. (a)	21	392
Cousins Properties, Inc.	36	1,062
DiamondRock Hospitality Co.	84	427
EastGroup Properties, Inc.	5	481
Essential Properties Realty Trust, Inc.	16	204
First Industrial Realty Trust, Inc.	64	2,133
Getty Realty Corp.	18	418
Gladstone Commercial Corp.	49	707
Healthcare Realty Trust, Inc.	5	126
Hersha Hospitality Trust (a)	7	26

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Highwoods Properties, Inc.	4	147
Hudson Pacific Properties, Inc.	16	397
Investors Real Estate Trust	2	110
Lexington Realty Trust	10	95
Monmouth Real Estate Investment Corp.	56	677
New Senior Investment Group, Inc.	71	182
One Liberty Properties, Inc.	3	42
Physicians Realty Trust	107	1,497
Retail Value, Inc.	10	127
Rexford Industrial Realty, Inc.	42	1,742
Ryman Hospitality Properties, Inc.	9	315
Sabra Health Care REIT, Inc.	23	256
Saul Centers, Inc.	6	180
STAG Industrial, Inc.	89	2,009
Sun Communities, Inc.	2	250
Sunstone Hotel Investors, Inc.	146	1,271
Urban Edge Properties	21	181
Xenia Hotels & Resorts, Inc.	98	1,009

		19,674

Food & Staples Retailing — 0.6%
Performance Food Group Co. *	56	1,372
SpartanNash Co.	12	174
US Foods Holding Corp. *	14	240

		1,786

Food Products — 0.8%
Sanderson Farms, Inc.	17	2,140
TreeHouse Foods, Inc. *	4	170

		2,310

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	9	746
New Jersey Resources Corp.	17	583
ONE Gas, Inc.	7	567
Southwest Gas Holdings, Inc.	19	1,311
Spire, Inc.	15	1,087

		4,294

Health Care Equipment & Supplies — 4.0%
Accuray, Inc. * (a)	268	509
Alphatec Holdings, Inc. *	107	369
Axogen, Inc. *	33	346
CONMED Corp.	5	291
Cutera, Inc. *	2	29
Globus Medical, Inc., Class A *	80	3,414
Inogen, Inc. *	17	858
Integer Holdings Corp. *	6	396
Invacare Corp.	55	410
Meridian Bioscience, Inc. *	82	685
Natus Medical, Inc. *	38	881
Nevro Corp. *	6	550
NuVasive, Inc. * (a)	21	1,069
OraSure Technologies, Inc. *	66	705
Orthofix Medical, Inc. *	27	759
SI-BONE, Inc. *	27	319
Sientra, Inc. *	22	43

		11,633

Health Care Providers & Services — 5.1%
Addus HomeCare Corp. *	12	838
Amedisys, Inc. * (a)	9	1,647
American Renal Associates Holdings, Inc. * (a)	73	481
AMN Healthcare Services, Inc. *	14	815
Apollo Medical Holdings, Inc. *	11	141
Cross Country Healthcare, Inc. *	128	864
Magellan Health, Inc. *	67	3,209
National HealthCare Corp.	19	1,377
National Research Corp.	11	496
Owens & Minor, Inc.	165	1,506
Select Medical Holdings Corp. *	98	1,471
Surgery Partners, Inc. * (a)	123	804
Tenet Healthcare Corp. *	71	1,020

		14,669

Health Care Technology — 0.6%
Inovalon Holdings, Inc., Class A *	18	305
Omnicell, Inc. *	5	354
Teladoc Health, Inc. * (a)	7	1,039

		1,698

Hotels, Restaurants & Leisure — 1.1%
Bloomin’ Brands, Inc.	72	514
Boyd Gaming Corp.	13	183
Dine Brands Global, Inc.	16	465
Everi Holdings, Inc. *	227	749
Penn National Gaming, Inc. *	105	1,325

		3,236

Household Durables — 2.3%
Hamilton Beach Brands Holding Co., Class A	5	49
Helen of Troy Ltd. * (a)	26	3,800
KB Home	42	760
Lifetime Brands, Inc.	13	72
Meritage Homes Corp. *	34	1,223
Taylor Morrison Home Corp. *	76	841

		6,745

Household Products — 0.2%
Central Garden & Pet Co. *	11	291
Central Garden & Pet Co., Class A *	15	373

		664

Independent Power and Renewable Electricity Producers — 1.5%
Atlantic Power Corp. *	69	147
Clearway Energy, Inc.	67	1,145
Clearway Energy, Inc., Class C	60	1,122
TerraForm Power, Inc., Class A	104	1,634
Vistra Energy Corp.	14	228

		4,276

Insurance — 0.6%
Ambac Financial Group, Inc. *	8	99
American Equity Investment Life Holding Co.	27	500
CNO Financial Group, Inc.	23	289
FedNat Holding Co.	13	155
National General Holdings Corp.	13	212
ProSight Global, Inc. *	14	132
Selective Insurance Group, Inc.	6	282
Third Point Reinsurance Ltd. (Bermuda) *	14	103

		1,772

Interactive Media & Services — 0.4%
Cars.com, Inc. *	132	569
Yelp, Inc. *	26	476

		1,045

Internet & Direct Marketing Retail — 0.6%
Groupon, Inc. * (a)	184	180
Quotient Technology, Inc. *	93	604
Stamps.com, Inc. *	6	820

		1,604

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
IT Services — 3.0%
KBR, Inc.	97	2,000
NIC, Inc.	87	1,997
Perspecta, Inc.	81	1,485
Science Applications International Corp.	20	1,485
StarTek, Inc. *	106	399
Unisys Corp. * (a)	109	1,346

		8,712

Leisure Products — 0.3%
Acushnet Holdings Corp.	33	838

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	14	394
NanoString Technologies, Inc. *	52	1,246
Personalis, Inc. * (a)	76	613

		2,253

Machinery — 1.6%
Altra Industrial Motion Corp.	13	226
Columbus McKinnon Corp.	28	707
Hillenbrand, Inc.	39	745
Meritor, Inc. * (a)	40	529
Mueller Industries, Inc.	29	699
Park-Ohio Holdings Corp.	6	108
Terex Corp.	100	1,442
TriMas Corp. *	14	333

		4,789

Marine — 0.2%
Costamare, Inc. (Monaco)	132	596

Media — 1.3%
Fluent, Inc. *	105	122
Gray Television, Inc. * (a)	57	607
Liberty Latin America Ltd., Class A (Chile) *	80	842
MDC Partners, Inc., Class A *	12	17
Meredith Corp. (a)	61	750
Nexstar Media Group, Inc., Class A (a)	12	707
Sinclair Broadcast Group, Inc., Class A (a)	43	690

		3,735

Metals & Mining — 1.3%
Commercial Metals Co.	143	2,261
Ryerson Holding Corp. *	21	109
SunCoke Energy, Inc.	38	146
Warrior Met Coal, Inc.	74	786
Worthington Industries, Inc.	18	470

		3,772

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.	60	446
Capstead Mortgage Corp.	40	167
Colony Credit Real Estate, Inc.	16	64
Invesco Mortgage Capital, Inc.	13	44
Ladder Capital Corp.	22	102
PennyMac Mortgage Investment Trust	139	1,475
Redwood Trust, Inc. (a)	120	607
TPG RE Finance Trust, Inc. (a)	13	72

		2,977

Multi-Utilities — 0.3%
Black Hills Corp.	12	741

Oil, Gas & Consumable Fuels — 1.2%
Amplify Energy Corp.	5	3
Arch Coal, Inc., Class A (a)	10	276
Berry Corp.	116	281
CVR Energy, Inc. (a)	30	500
Delek US Holdings, Inc. (a)	65	1,027
Dorian LPG Ltd. *	58	504
Falcon Minerals Corp.	47	101
Par Pacific Holdings, Inc. *	44	312
Renewable Energy Group, Inc. *	18	376
REX American Resources Corp. *	1	35

		3,415

Paper & Forest Products — 1.5%
Boise Cascade Co.	47	1,127
Louisiana-Pacific Corp.	30	510
PH Glatfelter Co.	9	115
Schweitzer-Mauduit International, Inc. (a)	76	2,116
Verso Corp., Class A *	31	352

		4,220

Personal Products — 0.1%
Edgewell Personal Care Co. *	10	238

Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc. * (a)	38	39
Arvinas, Inc. *	1	38
Cara Therapeutics, Inc. * (a)	24	312
Endo International plc *	399	1,475
Horizon Therapeutics plc *	59	1,755
Lannett Co., Inc. * (a)	244	1,697
Menlo Therapeutics, Inc. *	73	196
NGM Biopharmaceuticals, Inc. * (a)	54	662
Phibro Animal Health Corp., Class A	14	346
Revance Therapeutics, Inc. *	7	105
TherapeuticsMD, Inc. * (a)	138	146
WaVe Life Sciences Ltd. * (a)	133	1,244
Zogenix, Inc.*	33	809
Zynerba Pharmaceuticals, Inc. * (a)	63	242

		9,066

Professional Services — 1.8%
Barrett Business Services, Inc.	38	1,491
CBIZ, Inc. *	48	1,010
CRA International, Inc.	7	232
Heidrick & Struggles International, Inc.	34	762
Kelly Services, Inc., Class A	17	219
Korn Ferry (a)	9	210
TriNet Group, Inc. *	23	866
TrueBlue, Inc. *	41	523

		5,313

Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	2	244
Realogy Holdings Corp. (a)	75	226
RMR Group, Inc.(The), Class A	5	135

		605

Road & Rail — 0.6%
ArcBest Corp.	92	1,607

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc. *	19	930
Alpha & Omega Semiconductor Ltd. *	95	606
GSI Technology, Inc. *	16	110
Ichor Holdings Ltd. *	31	594
NeoPhotonics Corp. *	47	339
NVE Corp.	7	380
Onto Innovation, Inc. *	23	688
PDF Solutions, Inc. *	21	250
Photronics, Inc. *	44	446
Power Integrations, Inc.	4	327
Rambus, Inc. * (a)	91	1,015
SMART Global Holdings, Inc. *	45	1,103
Ultra Clean Holdings, Inc. *	41	567

		7,355

Software — 3.8%
A10 Networks, Inc. *	69	428
ACI Worldwide, Inc. *	7	164
American Software, Inc., Class A	41	585
Avaya Holdings Corp. * (a)	102	824
Cornerstone OnDemand, Inc. *	56	1,770
Domo, Inc., Class B *	38	377
eGain Corp. *	129	944
MicroStrategy, Inc., Class A *	8	962
Model N, Inc. *	19	429
Progress Software Corp.	41	1,322
Rimini Street, Inc. *	83	341
SPS Commerce, Inc. *	22	1,007
SVMK, Inc. *	24	328
Verint Systems, Inc. *	32	1,354
Zuora, Inc., Class A *	35	279

		11,114

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc. (a)	20	84
Genesco, Inc.*	26	347
Hibbett Sports, Inc. * (a)	57	622
Lithia Motors, Inc., Class A (a)	4	294
Office Depot, Inc.	407	668
Rent-A-Center, Inc.	142	2,015
Signet Jewelers Ltd. (a)	14	89
Tilly’s, Inc., Class A	53	217
Zumiez, Inc. *	58	1,006

		5,342

Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. * (a)	59	208

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. *	26	3,457
Superior Group of Cos., Inc.	30	251

		3,708

Thrifts & Mortgage Finance — 4.3%
ESSA Bancorp, Inc.	4	50
Essent Group Ltd.	98	2,584
Flagstar Bancorp, Inc.	67	1,327
FS Bancorp, Inc.	2	87
HomeStreet, Inc.	14	313
Luther Burbank Corp.	18	169
MGIC Investment Corp.	184	1,169
MMA Capital Holdings, Inc. *	1	16
Mr Cooper Group, Inc. *	76	555
NMI Holdings, Inc., Class A *	34	391
OceanFirst Financial Corp.	92	1,466
OP Bancorp	20	151
PennyMac Financial Services, Inc.	20	447
Provident Bancorp, Inc. *	24	209
Provident Financial Services, Inc.	79	1,012
Radian Group, Inc.	105	1,364
Walker & Dunlop, Inc.	28	1,109

		12,419

Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	13	575
BMC Stock Holdings, Inc. *	85	1,514
GMS, Inc. *	61	958
MRC Global, Inc. *	167	712
Triton International Ltd. (Bermuda)	56	1,459
Veritiv Corp. * (a)	19	148

		5,366

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	4	58

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	45	481

TOTAL COMMON STOCKS (Cost $345,759)		277,258

SHORT-TERM INVESTMENTS — 10.7%
INVESTMENT COMPANIES — 5.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (c) (d) (Cost $14,807)	14,807	14,809

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (c) (d)	10,999	10,997
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (c) (d)	5,014	5,014
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $16,015)		16,011

TOTAL SHORT-TERM INVESTMENTS (Cost $30,822)		30,820

Total Investments — 106.3% (Cost $376,581)		308,078
Liabilities in Excess of Other Assets — (6.3)%		(18,124)

Net Assets — 100.0%		289,954

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $14,628,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	100	06/2020	USD	5,749	522

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$308,078	$—	$—	$308,078

Appreciation in Other Financial Instruments
Futures Contracts (a)	$522	$—	$—	$522

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$47,070	$126,422	$158,676	$(9)	$2	$14,809	14,807	$203	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	25,006	43,000	57,000	(3)	(6)	10,997	10,999	351	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	7,388	128,497	130,871	—	—	5,014	5,014	88	—

Total	$79,464	$297,919	$346,547	$(12)	$(4)	$30,820		$642	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.